SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Geographic Area Information Includes Revenue

The following geographic area information includes revenue based on location of players for the years ended December 31, 2015, 2016 and 2017:

	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				(Note 3)
Greater China	33,201,421	48,041,372	19,690,716	3,026,407
North America	8,382,753	3,012,901	51,156,109	7,862,550
Other areas	4,827,157	5,145,013	2,301,731	353,770

Total	46,411,331	56,199,286	73,148,556	11,242,727